SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	Mar. 31, 2025
Minimum | Property and buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives (in years)	20 years
Minimum | Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives (in years)	3 years
Minimum | Automobiles
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives (in years)	3 years
Minimum | Office and electric equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives (in years)	3 years
Maximum | Property and buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives (in years)	40 years
Maximum | Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives (in years)	10 years
Maximum | Automobiles
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives (in years)	5 years
Maximum | Office and electric equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives (in years)	5 years